NOTES RECEIVABLE	12 Months Ended
Dec. 31, 2012
Receivables [Abstract]
NOTES RECEIVABLE
NOTES RECEIVABLE
Notes receivable consists of the following:

	December 31,
	2012	2011
Note receivable, variable interest rate of 5.00% over LIBOR, interest only, due December 2016, secured by a shopping center and 107 residential units in the United Kingdom	$122,770,000	$—
Note receivable, fixed interest rate of 10.75%, interest only, due April 2013, secured by a hotel in San Diego, California	4,275,000	—
Note receivable, fixed interest rate of 10.50%, interest only, due December 2013, secured by two office/research and development buildings in San Jose, CA	3,759,000	—
Note receivable, fixed interest rate of 11.50%, interest only, due November 2013, secured by 25 acres of land and an adjacent 204-slip marina in Portland, Oregon	3,000,000	—
Note receivable, fixed interest rate of 4%, interest only, due June 2017	1,193,000	—
Note receivable, fixed interest rate of 8%, interest only, due May 2013, secured by personal guarantees of borrowers	900,000	1,000,000
Notes receivable, fixed interest rate of 12%, with various maturities secured by a 16-unit condominium in Los Angeles, California - repaid in 2012	—	6,076,000
Other	710,000	862,000
Total notes receivable	136,607,000	7,938,000
Note receivable from KW Property Fund II, LP, fixed interest rate of 15%, principal and accrued interest interest due October 2013	—	22,674,000
Note receivable from KW Property Fund I, LP, fixed interest rate of 9%, principal and accrued interest interest due August 2012	—	8,127,000
Note receivable from a joint venture investment, fixed interest rate of 9%, principal and accrued interest due August 2012, secured by deed of trust	—	2,468,000
Total notes receivable from related parties	—	33,269,000
	$136,607,000	$41,207,000

In December 2012, Kennedy Wilson acquired a loan secured by a shopping center with 107 residential units in the United Kingdom. At the time of the acquisition, Kennedy Wilson invested $43.6 million of equity and borrowed $79.3 million in order to finance the transaction. As of December 31, 2012, both the note receivable and mortgage payable are consolidated on Kennedy Wilson's consolidated balance sheet. Subsequent to December 31, 2012, Kennedy Wilson sold a 50% interest in the note receivable to an institutional investor.
On November 30, 2012, due to a change of control, Kennedy Wilson began to consolidate KW Property Fund II, LP, a limited partnership that had been previously accounted for using the equity method and to whom Kennedy Wilson had advanced a total of $39.6 million as of the date of the change of control. As a result of this transaction, Kennedy Wilson's notes receivable balance have been eliminated upon consolidation of the entity (see Note 4).